Write-Downs of Long-Lived Assets (Long-Lived Assets Classified as Held for Sale) (Detail) - Discontinued Operations, Held-for-sale - Real estate properties and transportation equipment - JPY (¥)
¥ in Millions
	Sep. 30, 2018	Mar. 31, 2018
Long Lived Assets Held-for-sale [Line Items]
Investment in operating leases	¥ 76,052	¥ 31,776
Property under facility operations	0	12,483
Other assets	¥ 27	¥ 164